January 28, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:  Vanguard Wellesley Income Fund (THE TRUST)

        File No. 2-31333

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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Tara R. Buckley

Senior Counsel

The Vanguard Group, Inc.